Note 3 - Transactions With Related Parties	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Related Party Transactions Disclosure [Text Block]
3. Transactions with related parties

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company controlled by Mr. Konstantinos Konstantakopoulos, a major shareholder of the Company. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated May 6, 2025 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by Mr. Konstantakopoulos and a member of his family, provides, pursuant to a Services Agreement dated May 6, 2025 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services receive (i) for each vessel, a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 60,509 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company may terminate the Framework Agreement and the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to the lesser of (a) ten and (b) the number of full years remaining prior to December 31, 2040, times the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping for the year ended December 31, 2025, amounted to $8,929, and are included in “Management and agency fees -related parties” in the accompanying consolidated statements of operations. The amounts received by Costamare Shipping include amounts paid to third-party managers of $2,071 for the year ended December 31, 2025. In addition, for the year ended December 31, 2025, (i) Costamare Shipping and Costamare Services charged $1,648, representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in “Voyage expenses-related parties” in the accompanying consolidated statements of operations and (ii) Costamare Services charged $1,744, which is included in “General and administrative expenses – related parties” in the accompanying consolidated statements of operations and $2,125, representing the fair value of 158,254 shares issued during the year ended December 31, 2025, which is included in “General and administrative expenses – related parties” in the accompanying consolidated statement of operations for the year ended December 31, 2025. In accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $50 per vessel as working capital security. As of December 31, 2025, the working capital security was $1,600 in aggregate, out of which $750 are included in “Accounts receivable, net” and $850 are included in “Accounts receivable, non-current” in the accompanying consolidated balance sheet.

The balance due to Costamare Shipping at December 31, 2025 amounted to $1,226 and is included in “Due to related parties” in the accompanying consolidated balance sheet. The balance due to Costamare Services at December 31, 2025, amounted to $129 and is included in “Due to related parties” in the accompanying consolidated balance sheet.

(b) Local Agencies: Costamare Bulkers Services GmbH (“Local Agency A”), a company incorporated under the laws of the Republic of Germany, Costamare Bulkers Services ApS (“Local Agency B”), a company incorporated under the laws of the Kingdom of Denmark and Costamare Bulkers Services Co., Ltd (“Local Agency D”), a company incorporated under the laws of Japan, are controlled by Konstantinos Konstantakopoulos, a major shareholder of the Company . Costamare Bulkers Services Pte. Ltd. (“Local Agency C” and together with Local Agency A, Local Agency B and Local Agency D, the “Local Agencies”), a company incorporated under the laws of the Republic of Singapore, is controlled by the Company’s Chief Executive Officer. CBI entered into separate Agency Agreements with the Local Agency A, Local Agency B and Local Agency C on November 14, 2022, as most recently amended and restated on May 6, 2025, and with Local Agency D on November 20, 2023 as most recently amended and restated on May 6, 2025 (each, an “Agency Agreement”), for the provision of chartering and other services on a cost basis (including all expenses related to the provision of the services) plus a mark-up, which is currently set at 11%. CBI may charter out its vessels to Local Agency C, as shippers in Asia and the Australia-Pacific region prefer to deal with a chartering company based in Singapore. Local Agency C does not receive any commissions whatsoever for such arrangements, as it is acting in the circumstances as a “paying/receiving agent” for CBI. All the economic results of the relevant charter-out arrangements by Local Agency C are passed onto CBI on a back-to-back basis, including any address commissions received by Local Agency C. During the year ended December 31, 2025, CBI has charged Local Agency C an amount of $157,290 for chartering-in vessels (on voyage and time charter basis) from CBI which is included in “Voyage revenue – related parties” in the accompanying consolidated statements of operations, and Local Agency C has charged CBI an amount of $5,938 for address commission which is included in “Voyage expenses – related parties” in the accompanying consolidated statements of operations. During the year ended December 31, 2025, the Local Agencies charged CBI with aggregate agency fees of $9,170, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of operations. The balance due from Local Agency C, as of December 31, 2025, amounted to $4,444 (out of which an amount of $3,540 relates to Local Agency C’s chartering-in vessels activity from CBI) and is included in “Due from related parties” in the accompanying consolidated balance sheet. The balance due to Local Agencies A, B and D, as of December 31, 2025, amounted to $1,498 and is included in “Due to related parties” in the accompanying consolidated balance sheet.

(c) Navilands Bulker Management Ltd., (‘‘Navilands’’), Navilands (Shanghai) Bulkers Management Ltd. (‘‘Navilands (Shanghai)’’) and Navilands Maritime Services Ltd. (“Navilands Maritime”): Navilands, Navilands (Shanghai) and Navilands Maritime are controlled by Mr. Konstantinos Konstantakopoulos, a major shareholder of the Company. Starting in February 2024, certain of the Company’s vessel-owning subsidiaries appointed Navilands as managers to provide their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services pursuant to separate ship-management agreements between each of the Company’s vessel-owning subsidiaries and Navilands. For certain vessels, Navilands has subcontracted certain services to and has entered into sub-management agreements with Navilands (Shanghai). During the year ended December 31, 2025, Navilands and Navilands (Shanghai) charged management fees of $1,539 in the aggregate, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of operations. As of December 31, 2025, the working capital security paid by the Company to Navilands was $1,050 in aggregate, which is included in “Due from related parties, non-current” in the accompanying consolidated balance sheet. The balance due to Navilands as of December 31, 2025, amounted to $2,292 and is included in “Due to related parties” in the accompanying consolidated balance sheet. Starting in January 2026, the vessel-owning subsidiaries have appointed Navilands Maritime to provide purchasing services and support services in relation to vessel maintenance, repairs and dry-docking as requested.

(d) Payment undertaking and Intercreditor agreement with Neptune Maritime Leasing Limited: Neptune Maritime Leasing Limited (“NML”), a subsidiary of Costamare, has provided financing by means of a five-year sale and leaseback transaction relating to the acquisition by third parties (the “Buyers”) of four handysize bulkers sold by certain subsidiaries of the Company (the “Sellers”). A portion of the sale price has been deferred (Note 5), which amount is due and payable by the Buyers to NML upon the termination of the lease financing (the “Backend Fee”). NML has agreed to pay to the Sellers any amount of the Backend Fee received from the Buyers and to enter into an intercreditor agreement with the Sellers whereby the Sellers have agreed to subordinate their claims to those of NML in connection with the lease financing.

(e) Costamare: In December 2024, certain of the Costamare’s subsidiaries, Costamare, Costamare Bulkers and CBSI entered into four new loan agreements. Said subsidiaries were borrowers under these loan agreements and Costamare Bulkers and/or CBSI became guarantors under the loan agreements immediately upon completion of the spin-off (Note 1). Under one of these loan agreements, Costamare transferred an amount of $2,100 to CBSI’s bank account with the relevant bank to serve as pledged liquidity. During the year ended December 31, 2024, the interest earned on the pledged liquidity amounted to $6 and is separately reflected as Interest income in the accompanying 2024 consolidated statement of operation. The balance due to Costamare as of December 31, 2024 and 2025, amounted to $2,100 and nil, respectively and is included in “Due to related parties” in the accompanying consolidated balance sheets.